Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	281,639,377.77	20,514
Yield Supplement Overcollateralization Amount 10/31/23	7,343,815.43	0
Receivables Balance 10/31/23	288,983,193.20	20,514
Principal Payments	12,213,788.68	234
Defaulted Receivables	283,239.01	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/23	6,784,431.38	0
Pool Balance at 11/30/23	269,701,734.13	20,263

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.89%
Prepayment ABS Speed	0.84%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,807,729.14	263
Past Due 61-90 days	1,418,760.48	73
Past Due 91-120 days	222,255.22	13
Past Due 121+ days	0.00	0
Total	6,448,744.84	349

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	273,687.97
Aggregate Net Losses/(Gains) - November 2023	9,551.04
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.04%
Prior Net Losses/(Gains) Ratio	0.25%
Second Prior Net Losses/(Gains) Ratio	0.11%
Third Prior Net Losses/(Gains) Ratio	0.16%
Four Month Average	0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.58%
Weighted Average Contract Rate, Yield Adjusted	5.75%
Weighted Average Remaining Term	30.42

Flow of Funds	$ Amount
Collections	13,338,176.55
Investment Earnings on Cash Accounts	25,945.46
Servicing Fee	(240,819.33)
Transfer to Collection Account	0.00
Available Funds	13,123,302.68

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	71,649.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	6,433,011.48
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,084,141.52

Total Distributions of Available Funds	13,123,302.68

Servicing Fee	240,819.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 11/15/23	276,134,745.61
Principal Paid	11,937,643.64
Note Balance @ 12/15/23	264,197,101.97

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-3
Note Balance @ 11/15/23	126,564,745.61
Principal Paid	11,937,643.64
Note Balance @ 12/15/23	114,627,101.97
Note Factor @ 12/15/23	29.3464163%

Class A-4
Note Balance @ 11/15/23	100,020,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	100,020,000.00
Note Factor @ 12/15/23	100.0000000%

Class B
Note Balance @ 11/15/23	33,030,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	33,030,000.00
Note Factor @ 12/15/23	100.0000000%

Class C
Note Balance @ 11/15/23	16,520,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	16,520,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	101,517.52
Total Principal Paid	11,937,643.64
Total Paid	12,039,161.16

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	31,641.19
Principal Paid	11,937,643.64
Total Paid to A-3 Holders	11,969,284.83

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0924424
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.8704878
Total Distribution Amount	10.9629302

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0810066
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.5623237
Total A-3 Distribution Amount	30.6433303

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	538.88
Noteholders' Principal Distributable Amount	461.12

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	5,504,632.16
Investment Earnings	23,795.36
Investment Earnings Paid	(23,795.36)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,472,024.22	$1,643,889.84	$1,933,879.05
Number of Extensions	82	88	96
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.54%	0.61%